Subordinated debentures - Summary of Net of Holdings in Debentures (Detail) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 TTD ($)	Oct. 31, 2018 CAD ($)
Disclosure of Detailed Information About Borrowings [Line items]
Dated subordinated liabilities	$ 9,825			$ 9,141
Deferred financing costs	(10)			(10)
Subordinated debentures	$ 9,815			9,131
August 12, 2019 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Aug. 12, 2019
Redemption date	Aug. 12, 2019
Interest rate	9.00%	9.00%	9.00%
Dated subordinated liabilities		$ 75		103
July 15, 2022 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Jul. 15, 2022
Interest rate	5.38%	5.38%	5.38%
Dated subordinated liabilities	$ 206	$ 150		208
June 8, 2023 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Jun. 8, 2023
Interest rate	9.30%	9.30%	9.30%
Dated subordinated liabilities	$ 110			110
July 17, 2024 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Jul. 17, 2024
Redemption date	Jul. 17, 2019
Interest rate	3.04%	3.04%	3.04%
Dated subordinated liabilities				998
December 6, 2024 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Dec. 06, 2024
Redemption date	Dec. 06, 2019
Interest rate	2.99%	2.99%	2.99%
Dated subordinated liabilities	$ 1,999			1,978
June 4, 2025 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Jun. 04, 2025
Redemption date	Jun. 04, 2020
Interest rate	2.48%	2.48%	2.48%
Dated subordinated liabilities	$ 997			988
January 20, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Jan. 20, 2026
Redemption date	Jan. 20, 2021
Interest rate	3.31%	3.31%	3.31%
Dated subordinated liabilities	$ 1,483			1,443
January 27, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Jan. 27, 2026
Interest rate	4.65%	4.65%	4.65%
Dated subordinated liabilities	$ 2,023	$ 1,500		1,813
September 29, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Sep. 29, 2026
Redemption date	Sep. 29, 2021
Interest rate	3.45%	3.45%	3.45%
Dated subordinated liabilities	$ 1,009			988
November 1, 2027 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Nov. 1, 2027
Redemption date	Nov. 01, 2022
Interest rate	4.75%	4.75%	4.75%
Dated subordinated liabilities	$ 59		$ 300	59
July 25, 2029 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Jul. 25, 2029
Redemption date	Jul. 25, 2024
Interest rate	2.74%	2.74%	2.74%
Dated subordinated liabilities	$ 1,486
October 1, 2083 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Oct. 1, 2083
Dated subordinated liabilities	$ 224			224
Redemption date	Any interest payment date
June 29, 2085 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	Jun. 29, 2085
Dated subordinated liabilities	$ 229	$ 174		$ 229
Redemption date	Any interest payment date